Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]
The effect of derivative instruments on our Consolidated Statements of Comprehensive Income was as follows (in thousands):

	Interest Rate Swap Contract Year Ended December 31,
Derivatives in Cash Flow Hedging Relationship (Dollars in thousands)	2012	2011	2010
Effective portion of derivative gain recognized in OCI	$—	$896	$4,477
Effective portion of derivative loss reclassified from accumulated OCI to expense	$—	$(889)	$(5,553)